Commitments	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments
Commitments
The annual future minimum operating lease payments for premises for the next five years are as follows:

For the year ending December 31,
2019	$6,003
2020	6,091
2021	6,091
2022	5,098
2023 and thereafter	12,382
$35,665

Included in general and administrative expenses and equipment costs are operating lease expenses relating to premises of $2,277 and $2,902 for the years ended December 31, 2018 and 2017, respectively.